Supplement dated January 10, 2020

to the Statement of Additional Information (“SAI”)

dated May 1, 2019, as supplemented, for the following Funds:

Funds

COLUMBIA ACORN TRUST Columbia Acorn International SelectSM

Effective immediately, all references in the SAI to the portfolio managers of Columbia Acorn International Select are hereby revised to reflect that the Fund’s portfolio managers as of December 12, 2019 are Stephen Kusmierczak, CFA and Hans F. Stege.

Also effective immediately, the SAI is hereby supplemented as follows:

•

The following information is added to the table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Performance Benchmarks:

Portfolio Manager	Performance Benchmarks

Hans F. Stege (Columbia Acorn International Select)*	MSCI ACWI ex USA Growth Index (Net) (primary benchmark) and MSCI ACWI ex USA Index (Net) (secondary benchmark)

* Mr. Stege began serving as a co-portfolio manager of Columbia Acorn International Select on December 12, 2019.

•

The following information is added to table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services —Other Accounts Managed by the Portfolio Managers as of December 31, 2018:

Portfolio Manager	Other SEC - registered open-end and closed- end funds		Other pooled investment vehicles		Other accounts

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

Hans F. Stege*	—	—	—	—	6	$704,142

* Mr. Stege began serving as a co-portfolio manager of Columbia Acorn International Select on December 12, 2019. Information provided is as of December 31, 2019.

•

The following information is added to the table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Portfolio Manager Ownership as of December 31, 2018:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned

Hans F. Stege*	Columbia Acorn International Select	$1 - $10,000

* Mr. Stege began serving as a co-portfolio manager of Columbia Acorn International Select on December 12, 2019. Information provided is as December 31, 2019.

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